Risk management and financial instruments (FV on recurring and nonrecurring basis) (Details) - Recurring - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Total assets	$ 2.4	$ 2.2
Current liabilities:
Total liabilities	(55.2)	(84.2)
Level 1
Current assets:
Total assets	0.0	0.0
Current liabilities:
Total liabilities	0.0	0.0
Level 2
Current assets:
Total assets	2.4	2.2
Current liabilities:
Total liabilities	(55.2)	(84.2)
Level 3
Current assets:
Total assets	0.0	0.0
Current liabilities:
Total liabilities	0.0	0.0
Interest Rate Swap
Current assets:
Derivative instruments - Interest rate swap contracts (related party)	2.4	2.2
Current liabilities:
Derivative instruments - Interest rate swap contracts	(55.2)	(84.2)
Interest Rate Swap | Level 1
Current assets:
Derivative instruments - Interest rate swap contracts (related party)	0.0	0.0
Current liabilities:
Derivative instruments - Interest rate swap contracts	0.0	0.0
Interest Rate Swap | Level 2
Current assets:
Derivative instruments - Interest rate swap contracts (related party)	2.4	2.2
Current liabilities:
Derivative instruments - Interest rate swap contracts	(55.2)	(84.2)
Interest Rate Swap | Level 3
Current assets:
Derivative instruments - Interest rate swap contracts (related party)	0.0	0.0
Current liabilities:
Derivative instruments - Interest rate swap contracts	$ 0.0	$ 0.0